Effects of adoption of IFRS 17 - Impact on Comprehensive Income Statement (Details) - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2023		Dec. 31, 2022		Jun. 30, 2022
Disclosure of effect of insurance contracts initially recognised [line items]
Equity beginning of period		$ 185,197	[1]	$ 186,105		$ 196,318
Profit for the period		18,071	[2],[3]	7,318		8,931	[2],[3]
Debt instruments at fair value through other comprehensive income		549	[3]	(986)		(6,246)	[3]
Equity instruments designated at fair value through other comprehensive income		7	[3]	(51)		158	[3]
Other comprehensive expense for the period, net of tax		(1,039)	[3]	(4,713)		(12,529)	[3]
Total comprehensive (expense)/income for the period		17,032	[3]	2,606		(3,598)	[3]
Other movements		(937)	[4]	280		(572)
Equity end of period		191,651	[1]	185,197	[1]	186,105
Retained earnings
Disclosure of effect of insurance contracts initially recognised [line items]
Equity beginning of period		142,409		140,860		135,236
Profit for the period		17,508		6,967		8,592
Other comprehensive expense for the period, net of tax		(92)		(1,244)		2,647
Total comprehensive (expense)/income for the period		17,416		5,723		11,240
Other movements		(932)	[4]	44		(525)
Equity end of period		149,903		142,409		140,860
Financial assets at FVOCI reserve
Disclosure of effect of insurance contracts initially recognised [line items]
Equity beginning of period		(7,038)		(6,011)		49
Debt instruments at fair value through other comprehensive income		546		(998)		(6,183)
Equity instruments designated at fair value through other comprehensive income		14		(29)		121
Other comprehensive expense for the period, net of tax		560		(1,027)		(6,062)
Total comprehensive (expense)/income for the period		560		(1,027)		(6,062)
Other movements		6	[4]			2
Equity end of period		(6,472)		(7,038)		(6,011)
Insurance finance reserve
Disclosure of effect of insurance contracts initially recognised [line items]
Equity beginning of period				664		(696)
Equity end of period						664
Previously stated
Disclosure of effect of insurance contracts initially recognised [line items]
Equity beginning of period		196,028		196,690		206,777
Profit for the period				7,455		9,215
Debt instruments at fair value through other comprehensive income				(561)		(4,907)
Equity instruments designated at fair value through other comprehensive income				(51)		158
Insurance finance income recognised in other comprehensive income				0		0
Other comprehensive expense for the period, net of tax				(3,990)		(7,950)
Other movements				(3,515)		(6,603)
Equity end of period				196,028		196,690
Previously stated | IFRS 4
Disclosure of effect of insurance contracts initially recognised [line items]
Total comprehensive (expense)/income for the period				2,853		(3,484)
Previously stated | Retained earnings
Disclosure of effect of insurance contracts initially recognised [line items]
Equity beginning of period				150,417		144,458
Equity end of period						150,417
Previously stated | Financial assets at FVOCI reserve
Disclosure of effect of insurance contracts initially recognised [line items]
Equity beginning of period				(5,354)		(634)
Equity end of period						(5,354)
Previously stated | Insurance finance reserve
Disclosure of effect of insurance contracts initially recognised [line items]
Equity beginning of period				0		0
Equity end of period						0
Total movements
Disclosure of effect of insurance contracts initially recognised [line items]
Equity beginning of period		$ 10,831		10,585		(10,459)	[5]
Profit for the period				7,318		8,931
Debt instruments at fair value through other comprehensive income				(986)		(6,246)
Equity instruments designated at fair value through other comprehensive income				(51)		158
Insurance finance income recognised in other comprehensive income				415		1,360
Other comprehensive expense for the period, net of tax				(4,090)		(7,801)
Other movements				(3,514)		(6,615)
Equity end of period				10,831		10,585
Total movements | IFRS 17
Disclosure of effect of insurance contracts initially recognised [line items]
Total comprehensive (expense)/income for the period				$ 2,606		(3,598)
Total movements | Retained earnings
Disclosure of effect of insurance contracts initially recognised [line items]
Equity beginning of period	[5]					(9,222)
Total movements | Financial assets at FVOCI reserve
Disclosure of effect of insurance contracts initially recognised [line items]
Equity beginning of period	[5]					$ 683

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data have been restated accordingly.
[2]	1 From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data have been restated accordingly.
[3]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data have been restated accordingly.
[4]	Includes a payment of $749m (1H22: $435m) to the HSBC Holdings Employee Benefit Trust 2001 (No. 2) to purchase shares in order to settle liabilities on Group share plans.
[5]	The impact of IFRS 17 on previously reported total equity was $(10,585)m at 30 June 2022 and $(10,831)m at 31 December 2022.